Class T Prospectus | Dreyfus Global Equity Income Fund
Dreyfus Global Equity Income Fund
July 27, 2017 THE DREYFUS/LAUREL FUNDS TRUST DREYFUS GLOBAL EQUITY INCOME FUND (Class T Shares) Supplement to Prospectus Dated March 31, 2017
The following information supersedes and replaces any contrary information contained in “Fund Summary - Fees and Expenses” in the fund’s prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class T Prospectus Dreyfus Global Equity Income Fund Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class T Prospectus Dreyfus Global Equity Income Fund Class T
Management fees	0.75%	[1]
Distribution/service (12b-1) fees	0.25%
Other expenses	0.17%
Total annual fund operating expenses	1.17%
[1]	Restated to reflect current management fee.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | Dreyfus Global Equity Income Fund | Class T | USD ($)	366	612	878	1,635

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Class T Prospectus | Dreyfus Global Equity Income Fund | Class T | USD ($)	366	612	878	1,635